UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  28-11992
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

/s/PETER W. MAY                  New York, New York        11/13/08
------------------------   ------------------------------  --------
   [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[  X  ]   13F  HOLDINGS  REPORT.  (Check  here if all holdings of this reporting manager  are  reported  in  this  report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[   ]   13F  COMBINATION  REPORT.  (Check  here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   4
                                               -------------

Form 13F Information Table Entry Total:             14
                                               -------------

Form 13F Information Table Value Total:         $ 3,227,134
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.    Form 13F File Number          Name
    ---     --------------------          ------


     01     28-11639                      Nelson Peltz

     02     28-11640                      Peter W. May

     03     28-11641                      Edward P. Garden

     04     28-11993                      Trian Partners GP, L.P.




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                                                 FORM 13F INFORMATION TABLE



COLUMN 1                   COLUMN 2       COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
                                                      VALUE      SHARES/OR  SH/  PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT    PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------           --------------    -----     --------    -------    ---  ----   ----------  --------  ----   ------   ----

Wendy's/Arby's Group, Inc.   COM         950587105   139,497   26,520,284   SH           Defined    1,2,3,4        26,520,284

Heinz HJ Co.                 COM         423074103   398,203    7,968,835   SH           Defined    1,2,3,4         7,968,835

Chemtura Corp.               COM         163893100    42,796    9,385,112   SH           Defined    1,2,3,4         9,385,112

Tiffany & Co. NEW            COM         886547108   357,588   10,067,240   SH           Defined    1,2,3,4        10,067,240

Cheesecake Factory Inc.      COM         163072101    44,560    3,047,869   SH           Defined    1,2,3,4         3,047,869

Kraft Foods Inc.             CL A        50075N104 1,007,495   30,763,199   SH           Defined    1,2,3,4        30,763,199

Philip Morris Intl Inc.      COM         718172109    13,642      283,625   SH           Defined    1,2,3,4           283,625

Wyeth                        COM         983024100    56,726    1,535,633   SH           Defined    1,2,3,4         1,535,633

Trian Acquisition
 I Corp.                     COM         89582E108       856       96,678   SH           Defined    1,2,3,4            96,678

Lorillard Inc.               COM         544147101    23,303      327,517   SH           Defined    1,2,3,4           327,517

Orient-Express
   Hotels Ltd                CL A        G67743107    41,059    1,701,561   SH           Defined    1,2,3,4         1,701,561

Dr. Pepper Snapple
   Group Inc.                COM         26138E109   131,133    4,952,153   SH           Defined    1,2,3,4         4,952,153

SPDR TR                   UNIT SER 1     78462F103   932,281    8,037,600   SH   PUT     Defined    1,2,3,4         8,037,600

Proshares TR            ULTRASHRT FINL   74347R628    37,995      376,230   SH           Defined    1,2,3,4           376,230